Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Tax assets and liabilities (Tables) [Abstract]
The total charge for the year can be reconciled to accounting profit

The total charge for the year can be reconciled to accounting profit as follows:

Thousand of reais	2017	2016	2015

Operating Profit Before Tax	14,513,684	16,383,902	(3,215,718)
Interest on capital (1)	(3,800,000)	(3,850,000)	(1,400,000)
Operating Profit Before Tax	10,713,684	12,533,902	(4,615,718)
Rates (25% income tax and 20% social contribution tax in 2015)	(4,821,158)	(5,640,256)	2,077,073
PIS and COFINS (net of income and social contribution taxes) (2) (8)	(1,427,960)	(1,641,181)	1,861,767
Non-taxable/Non-deductible:
Equity in affiliates	32,198	21,392	52,340
Goodwill(3)	(669,963)	(734,952)	(1,252,578)
Exchange variation - foreign branches (4)	440,857	(3,561,133)	5,913,741
Net Indeductible Expenses of Non-Taxable Income (8)	194,737	-	-
Adjustments:
Constitution of income and social contribution taxes on temporary differences (5)	1,138,005	605,058	1,266,588
Effects of change in rate of social contribution taxes (6)(7)	(1,427,667)	(613,202)	52,145
Other adjustments (7)	1,165,315	2,645,290	3,078,468
Income taxes	(5,375,636)	(8,918,984)	13,049,544
Of which:
Current tax (8)	(4,969,241)	(3,575,099)	3,631,631
Deferred taxes	(406,395)	(5,343,885)	9,417,913
Taxes paid in the year	(3,280,230)	(4,240,115)	(1,170,020)

(1) Amount distributed to shareholders as interest attributable to shareholders' equity. For accounting purposes, although the interest should be reflected in the income statement for tax deduction, the charge is reversed before the calculation of the net income in the financial statements and deducted from the shareholders' equity since it is considered as dividend.

(2) PIS and COFINS are considered a profit-base component (net basis of certain revenues and expenses), therefore and accordingly to IAS 12 they are recorded as income taxes.

(3) The difference between the tax basis and accounting basis of goodwill on acquisition of Banco ABN Amro Real S.A. is a permanent and definitive difference. Administration in this case the possibility of loss on impairment or disposal is remote and only applies to the entity as a whole and according to the characteristics of the business combination performed, it is not possible to segregate and identify the business originally acquired. Therefore deferred tax liability is not record.

(4) Permanent difference related of foreign currency exchange variation on investments abroad nontaxable/ deductible (see details below).

(5) In 2015, includes the increase in CSLL tax rate

(6) Effect of the rate differential for other non-financial corporations, with a social contribution rate of 9%, as well as the effect of the additional 5% applicable to financial institutions, valid until the end of 2018.

(7) In 2016, includes the IAS 21 amounted to R$575.131  (see Hedge of Investments Abroad below) and non-taxable income/non-deductible expenses R$349.120.

(8) Includes mainly the tax effect on expenses with donations, revenues from judicial deposit updates and other income and expenses that do not qualify as temporary differences.

The effective tax rate

The effective tax rate is as follows:

Thousand of reais	2017	2016	2015

Operating Profit Before Tax	14,513,684	16,383,902	(3,215,718)
Income tax	5,375,636	8,918,984	(13,049,544)
Effective tax rate (1)	37.04%	54.44%	405.80%

(1) In 2017, 2016 and 2015, considering the tax effect of the exchange variation over foreign branches and the economic hedge, accounted in the Gains (losses) on financial assets and liabilities (net) the effective tax rate would have been 40.4%, 27.1% and -18.3%, respectively. In 2015 there were the gain on the Cofins lawsuit (see disclosure above), which excluding the effects the effective tax rate would be 19.1%.

The Bank recognized the following amounts in consolidated equity

In addition to the income tax recognized in the consolidated income statement, the Bank recognized the following amounts in consolidated equity:

Thousand of reais	2017	2016	2015

Tax credited to equity	3,373,984	2,955,552	4,943,957
Measurement of available-for-sale securities	1,016,121	963,990	2,743,797
Measurement of cash flow hedges	1,063	4,145	267,511
Measurement of investment hedges	562,353	562,353	1,137,484
Defined benefit plan	1,794,447	1,425,064	795,165
Tax charged to equity	(2,541,177)	(1,795,115)	(1,255,867)
Measurement of available-for-sale securities	(2,426,459)	(1,701,732)	(1,251,773)
Measurement of cash flow hedges	(111,134)	(87,929)	(2,250)
Defined benefit plan	(3,584)	(5,454)	(1,844)
Total	832,807	1,160,437	3,688,090

Balances of Tax assets - Deferred and Tax liabilities - Deferred

The detail of the balances of “Tax assets - Deferred” and “Tax liabilities - Deferred” is as follows:

Thousand of reais	2017	2016	2015

Tax assets:	24,778,078	24,437,112	30,575,504
Of which:
Temporary differences (1)	23,375,600	23,398,886	29,538,257
Tax loss carry forwards	866,579	382,867	381,888
Social contribution taxes 18%	535,899	655,359	655,359
Total deferred tax assets	24,778,078	24,437,112	30,575,504

Tax liabilities:	2,496,531	1,268,037	817,125
Of which:
Excess depreciation of leased assets	124,909	144,623	185,531
Adjustment to fair value of trading securities and derivatives	2,371,622	1,123,414	631,594
Total deferred tax liabilities	2,496,531	1,268,037	817,125

(1) Temporary differences relate mainly to impairment losses on loans and receivables and provisions for lawsuits and administrative proceedings, and the effect of the fair value of financial instruments.

Changes in the balances of Tax Assets - Deferred and Tax Liabilities - Deferred

The changes in the balances of “Tax Assets - Deferred” and “Tax Liabilities - Deferred” in the last three years were as follows:

Thousand of reais	Balances at December 31, 2016	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balances at December 31, 2017

Tax assets:	24,437,112	668,483	254,733	(620,401)	38,151	24,778,078
Temporary differences	23,398,886	304,231	254,733	(620,401)	38,151	23,375,600
Tax loss carry forwards	382,867	483,712	-	-	-	866,579
Social contribution taxes 18%	655,359	(119,460)	-	-	-	535,899
Tax liabilities:	1,268,037	262,088	582,363	378,693	5,350	2,496,531
Temporary differences	1,268,037	262,088	582,363	378,693	5,350	2,496,531
Total	23,169,075	406,395	(327,630)	(999,094)	32,801	22,281,547

Thousand of reais	Balances at December 31, 2015	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balances at December 31, 2016

Tax assets:	30,575,504	(5,318,219)	(1,580,025)	652,599	107,253	24,437,112
Temporary differences	29,538,257	(5,319,198)	(1,580,025)	652,599	107,253	23,398,886
Tax loss carry forwards	381,888	979	-	-	-	382,867
Social contribution taxes 18%	655,359	-	-	-	-	655,359
Tax liabilities:	817,125	25,666	947,628	(523,182)	800	1,268,037
Temporary differences	817,125	25,666	947,628	(523,182)	800	1,268,037
Total	29,758,379	(5,343,885)	(2,527,653)	1,175,781	106,453	23,169,075

Thousand of reais	Balances at December 31, 2014	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balances at December 31, 2015

Tax assets:	20,038,000	8,866,221	1,575,891	93,991	1,401	30,575,504
Temporary differences	18,333,315	9,535,994	1,575,891	93,991	(934)	29,538,257
Tax loss carry forwards	1,049,326	(669,773)	-	-	2,335	381,888
Social contribution taxes 18%	655,359	-	-	-	-	655,359
Tax liabilities:	312,420	(551,692)	962,406	93,991	-	817,125
Temporary differences	312,420	(551,692)	962,406	93,991	-	817,125
Total	19,725,580	9,417,913	613,485	-	1,401	29,758,379

(1) It relates to tax recognized in equity.

(2) In 2017, it mainly refers to net of deferred taxes amounted to R$(241,708) (2016 - R$129,147 and 2015 - R$93,991), which have the same counterparty and realization period.

Expected realization of deferred tax assets

e) Expected realization of deferred tax assets

Year	Temporary differences	Tax loss carry forwards	Social contribution taxes 18%

2018	2,061,152	650,509	535,899
2019	3,995,868	88,249	-
2020	4,807,491	59,473	-
2021	4,522,575	36,269	-
2022 to 2024	4,939,011	7,471	-
2025 to 2026	2,486,246	19,112	-
2026 to 2027	563,257	5,496	-
Total	23,375,600	866,579	535,899